Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital	SHARE CAPITAL

	Ordinary shares of US$0.01 each	US$ in millions
Authorized
At January 1, 2018, December 31, 2018, December 31, 2019 and December 31, 2020	16,000,000,000	$160
Issued and fully paid:
At January 1, 2018	8,074,417,766	$81
Shares issued upon exercise of share options	6,185,925	—
At December 31, 2018	8,080,603,691	81
Shares issued upon exercise of share options	7,748,525	—
At December 31, 2019	8,088,352,216	81
Shares issued upon exercise of share options	1,766,550	—
At December 31, 2020	8,090,118,766	$81